SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details) - Patents And Copyrights [Member]	6 Months Ended
Dec. 31, 2019
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 months
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years